Warrant Liabilities (Details Narrative) - USD ($)		12 Months Ended
	Dec. 15, 2023	Dec. 31, 2025
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Warrants exercise price description		$ 5,750
Contractual term		60 days
Warrants exercisable, description		Once the Public Warrants become exercisable, the Company may redeem the outstanding Public Warrants
Gem Agreement [Member] | Gem Warrant [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Warrants exercise price	$ 3,245
Warrants strike price	$ 18.30
Change in value of warrants	$ 15,000
Warrants excess, percentage	9.99%
Public Warrants [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Warrants outstanding		23,000
Warrants exercise price		$ 5,750
Redemption trigger price		$ 9,000
Warrants exercise price		$ 5,750
Public Warrants [Member] | Redemption of Warrants When Price Per Share of Class Common Stock Equals or Exceeds 8.00 [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Warrants exercise price		$ 5.00
Redemption trigger price		$ 9,000
Public Warrants [Member] | Common Class A [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Warrants exercisable		0
Fractional shares issued upon exercise of common stock		0